Financial Instrument Risks and Risk Management - Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BRL
Disclosure of financial liabilities [line items]
Currency risk exposure	$ 35,375	$ (11,340)
Sensitivity analysis, change in variable	20.00%
Sensitivity analysis, impact on net income	$ 5,165
BRL | Financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	54,594	61,896
BRL | Financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	19,219	73,236
MXN
Disclosure of financial liabilities [line items]
Currency risk exposure	$ 49,692	(3,937)
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 3,628
MXN | Financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	50,250	5,952
MXN | Financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	558	9,889
CAD
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (368,560)	(5,583)
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ (26,905)
CAD | Financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	46,674	7,671
CAD | Financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	$ 415,234	$ 13,254